Prospectus Supplement	June 30, 2025

Exponential Technologies Fund

ETAEX	Class A Shares	ETCEX Class C Shares
ETNEX	Class N Shares	ETIEX Class I Shares

(the “Fund”)

This information supplements certain information contained in the Prospectus for the Fund, dated November 1, 2024, as supplemented, and should be read in conjunction with such Prospectus.

Effective July 1, 2025, Darric White, Portfolio Manager and Senior Research Analyst of Eventide Asset Management, LLC (the “Adviser”), is a Co-Portfolio Manager of the Fund. Accordingly, the Prospectus is revised as follows:

1.	The following information replaces the section in the Fund’s Prospectus entitled “Eventide Exponential Technologies Fund/ Fund Summary - Portfolio Manager”:

Portfolio Managers. Dr. Finny Kuruvilla, Co-Chief Investment Officer and Senior Portfolio Manager of the Adviser, and Darric White, Portfolio Manager and Senior Research Analyst of the Adviser, serve as Portfolio Managers of the Fund and are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Dr. Kuruvilla has served the Fund in this capacity since July 2024 and Mr. White has served in this capacity since July 2025.

2.	The sixth paragraph under the heading “Advisory Services of the Funds - Portfolio Managers” of the Fund’s Prospectus is amended as follows:

Dr. Finny Kuruvilla and Darric White serve as Portfolio Managers of the Exponential Technologies Fund.

3.	The following information is added to the section under the heading “Advisory Services of the Funds - Portfolio Managers”:

Darric White (Exponential Technologies Fund)

Darric White serves as a Portfolio Manager and Senior Research Analyst for Eventide. Prior to joining Eventide in 2024, Mr. White was a Senior Research Analyst at JAT Capital from 2023 - 2024, primarily covering the software sector. Prior to that position, he was an Analyst at Shellback Capital from 2014 - 2022.

Mr. White holds a B.A. in Political Science from Middlebury College.

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PROSPECTUS SUPPLEMENT	June 30, 2025

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and the Statement of Additional Information, each dated November 1, 2024, as supplemented, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-877-771-3836 or by writing to 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246.

Please retain this Supplement for future reference.

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Summary Prospectus Supplement	June 30, 2025

Exponential Technologies Fund

ETAEX	Class A Shares	ETCEX Class C Shares
ETNEX	Class N Shares	ETIEX Class I Shares

(the “Fund”)

This information supplements certain information contained in the Summary Prospectus for the Fund, dated November 1, 2024, and should be read in conjunction with such Summary Prospectus.

Effective July 1, 2025, Darric White, Portfolio Manager and Senior Research Analyst of Eventide Asset Management, LLC (the “Adviser”), is a Co-Portfolio Manager of the Fund. Accordingly, the Summary Prospectus is revised as follows:

The following information replaces the section in the Fund’s Summary Prospectus entitled “Eventide Exponential Technologies Fund/ Fund Summary - Portfolio Manager”:

Portfolio Managers. Dr. Finny Kuruvilla, Co-Chief Investment Officer and Senior Portfolio Manager of the Adviser, and Darric White, Portfolio Manager and Senior Research Analyst of the Adviser, serve as Portfolio Managers of the Fund and are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Dr. Kuruvilla has served the Fund in this capacity since July 2024 and Mr. White has served in this capacity since July 2025.

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and the Statement of Additional Information, each dated November 1, 2024, as supplemented, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-877-771-3836 or by writing to 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246.

Please retain this Supplement for future reference.

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Statement of Additional Information Supplement	June 30, 2025

Exponential Technologies Fund

ETAEX	Class A Shares	ETCEX Class C Shares
ETNEX	Class N Shares	ETIEX Class I Shares

(the “Fund”)

This information supplements certain information contained in the Statement of Additional Information (“SAI”) for the Fund, dated November 1, 2024, as supplemented, and should be read in conjunction with such SAI.

Effective July 1, 2025, Darric White, Portfolio Manager and Senior Research Analyst of the Adviser, is a Co-Portfolio Manager of the Fund.

Accordingly, the SAI is revised as follows:

1.	The sixth paragraph of the section of the Fund’s SAI entitled “Adviser and Sub-Adviser - Portfolio Managers” is amended as follows:

Dr. Finny Kuruvilla, Co-Chief Investment Officer and Senior Portfolio Manager of the Adviser, and Darric White, Portfolio Manager and Senior Research Analyst of the Adviser, serve as Portfolio Managers jointly and primarily responsible for the day-to-day management of the Exponential Technologies Fund.

2.	The following paragraph is added to the section of the Fund’s SAI entitled “Adviser and Sub-Adviser -Compensation”:

Mr. White is compensated by the Adviser via a fixed base salary; bonuses and incentives based on both objective and subjective performance criteria; and participation in a revenue sharing plan sponsored by the Adviser. Mr. White receives additional compensation at the discretion of the Adviser. Mr. White also receives employee benefits, including, but not limited to, health care, insurance benefits, and access to a 401(k) plan sponsored by the Adviser.

3.	The following information is added under the section of the Fund’s SAI entitled “Portfolio Managers’ Other Accounts Managed — All Funds”

As of May 31, 2025, Mr. White was responsible for managing the following types of accounts:

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number	Total Assets	Number	Total Assets	Number	Total Assets

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STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

Mr. White[3]	0	$0	0	$0	0	$0

As of May 31, 2025, Mr. White owned shares of the Exponential Technologies Fund the value of which fell within the following range:

Exponential Technologies Fund
Mr. White	None

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and the Statement of Additional Information, each dated November 1, 2024, as supplemented, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-877-771-3836 or by writing to 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246.

Please retain this Supplement for future reference.